Disposals - Additional Information (Detail) £ in Millions	1 Months Ended
Apr. 30, 2020 GBP (£)
Disclosure of disposal of subsidiaries [line items]
Pre-tax gain on sale of subsidiaries and associates	£ 180
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries [line items]
Repayment percentage entitled for equity holders in future cash flow	25.00%